Consolidated statements of comprehensive income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Items that will be subsequently reclassified to net earnings
Income tax relating to cash flow hedges	$ (70)	$ 30	$ (150)	$ 2
Items that will not be reclassified to net earnings
Income tax relating to actuarial gains (losses) of defined benefit plans	(30)	(41)	(56)	(156)
Income tax relating to publicly-traded and privately-held investments	(5)		(5)
Income tax relating to changes in fair value of financial liability attributable to change in credit risk of liability included in other comprehensive income	$ 10	$ (2)	$ 9	$ (8)
Actuarial assumption of discount rates	4.80%	5.00%	4.80%	5.00%	4.70%	4.70%	4.90%	4.60%